CONTINGENCIES (Details) $ in Millions		3 Months Ended
	Nov. 09, 2022 USD ($)	Mar. 31, 2023 USD ($) lawsuit	Dec. 31, 2022 USD ($)	Feb. 29, 2020 USD ($)	May 06, 2013 USD ($)
DBCP Cases
Concentration Risk [Line Items]
Pending lawsuits | lawsuit		180
Damages claimed		$ 17,800.0
Number of cases resulted in judgments | lawsuit		24
Former Shell Site
Concentration Risk [Line Items]
Estimated possible loss					$ 310.0
Former Shell Site | Shell
Concentration Risk [Line Items]
Lawsuit related costs incurred	$ 266.6
Former Shell Site | BHC
Concentration Risk [Line Items]
Lawsuit related costs incurred	$ 133.3
Percentage of defendant's lawsuit costs attributable to other party	0.500
Former Shell Site, Costs Associated With Lawsuit
Concentration Risk [Line Items]
Estimated possible loss					$ 90.0
Unfavorable Regulatory Action
Concentration Risk [Line Items]
Estimated possible loss				$ 20.0
Letter Of Credit, Bank And Surety Bonds
Concentration Risk [Line Items]
Guarantees		$ 61.4	$ 61.4
Bank Borrowings And Equity Method Investments
Concentration Risk [Line Items]
Guarantees		$ 6.3	$ 9.2
Minimum | Letter Of Credit, Bank And Surety Bonds
Concentration Risk [Line Items]
Guarantee term		1 year
Maximum | Letter Of Credit, Bank And Surety Bonds
Concentration Risk [Line Items]
Guarantee term		20 years